Movements in Equity - Analysis of Other Comprehensive Income by Equity Category (Detail) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		£ (22)	£ 113	£ (239)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates		(34)	2	(25)
Fair value movements on cash flow hedges		(1)	(18)	5
Tax on fair value movements on cash flow hedges		1	9	(8)
Reclassification of cash flow hedges to income statement		4	14	12
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(25)	(28)	(20)
Fair value movements on equity investments		(244)	(754)	(911)
Tax on fair value movements on equity investments		14	56	131
Remeasurement on defined benefit plans		71	(786)	941
Tax on remeasurement defined benefit plans		(41)	211	(223)
Fair value movements on cash flow hedges		(40)	(6)
Other comprehensive (expense)/income for the year from continuing operations			(1,187)
Other comprehensive (expense)/income for the year from discontinued operations			356
Share of other comprehensive income/(expense)		(317)	(831)	(337)
Retained earnings
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		(41)	109	(239)
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates		(34)	2	(25)
Fair value movements on cash flow hedges		0
Tax on fair value movements on cash flow hedges		0
Reclassification of cash flow hedges to income statement		0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		0
Fair value movements on equity investments		0
Tax on fair value movements on equity investments		0
Remeasurement on defined benefit plans		71	(786)	941
Tax on remeasurement defined benefit plans		(41)	211	(223)
Fair value movements on cash flow hedges		0
Other comprehensive (expense)/income for the year from continuing operations			(464)
Other comprehensive (expense)/income for the year from discontinued operations			375
Share of other comprehensive income/(expense)		(45)	(89)	454
Other reserves
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		19	4
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates		0
Fair value movements on cash flow hedges		(1)	(18)	5
Tax on fair value movements on cash flow hedges		1	9	(8)
Reclassification of cash flow hedges to income statement		4	14	12
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		0
Fair value movements on equity investments		(244)	(754)	(911)
Tax on fair value movements on equity investments		14	56	131
Remeasurement on defined benefit plans		0
Tax on remeasurement defined benefit plans		0
Fair value movements on cash flow hedges		(40)	(6)
Other comprehensive (expense)/income for the year from continuing operations			(695)
Other comprehensive (expense)/income for the year from discontinued operations			(19)
Share of other comprehensive income/(expense)	[1]	(247)	(714)	(771)
Non-controlling interests
Items that may be subsequently reclassified to income statement:
Exchange movements on overseas net assets and net investment hedges		0
Reclassification of exchange movements on liquidation or disposal of overseas subsidiaries associates		0	0	0
Fair value movements on cash flow hedges		0
Tax on fair value movements on cash flow hedges		0
Reclassification of cash flow hedges to income statement		0
Items that will not be reclassified to income statement:
Exchange movements on overseas net assets of non-controlling interests		(25)	(28)	(20)
Fair value movements on equity investments		0
Tax on fair value movements on equity investments		0
Remeasurement on defined benefit plans		0
Tax on remeasurement defined benefit plans		0
Fair value movements on cash flow hedges		0
Other comprehensive (expense)/income for the year from continuing operations			(28)
Share of other comprehensive income/(expense)		£ (25)	£ (28)	£ (20)

[1]	an analysis of Other reserves is presented as part of Note 38, ‘Movements in equity’.